RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts paid and payable to HDSI for services of KMP employed by HDSI	$ 1,949	$ 2,441
Amounts paid and payable to KMP	2,020	1,768
Compensation gross	3,969	4,209
Share-based compensation	27	661
Total compensation	3,996	4,870
Engineering	187	363
Environmental	60	321
Other technical services	38	125
Services rendered by HDSI	285	809
Management, corporate communications, secretarial, financial and administration	2,530	2,450
Shareholder communication	596	695
Total General and administrative	3,126	3,145
Total for services rendered	3,411	3,954
Conferences and travel	221	246
Insurance	74	87
Office supplies and information technology	557	575
Total reimbursed	852	908
Total value of transactions with HDSI	$ 4,263	$ 4,862